Lease Right-of-Use Assets - Summary of Reconciliation of Lease Right of Use Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	$ 62
Additions	24	$ 33
Ending Balance	58	62
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	94	88
Additions	23	33
Disposals	(10)	(17)
Lease remeasurement adjustment		(6)
Reclassified to assets held for sale		(5)
Currency translation effects	(5)	1
Ending Balance	102	94
Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	(32)	(30)
Depreciation charge	(19)	(17)
Disposals	5	13
Lease remeasurement adjustment		1
Reclassified to assets held for sale		1
Currency translation effects	2
Ending Balance	(44)	(32)
Land and buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	42
Ending Balance	31	42
Land and buildings [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	64	69
Additions	5	16
Disposals	(7)	(11)
Lease remeasurement adjustment		(6)
Reclassified to assets held for sale		(5)
Currency translation effects	(2)	1
Ending Balance	60	64
Land and buildings [member] | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	(22)	(20)
Depreciation charge	(11)	(12)
Disposals	2	8
Lease remeasurement adjustment		1
Reclassified to assets held for sale		1
Currency translation effects	2
Ending Balance	(29)	(22)
Equipments [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	20
Ending Balance	27	20
Equipments [Member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	30	19
Additions	18	17
Disposals	(3)	(6)
Currency translation effects	(3)
Ending Balance	42	30
Equipments [Member] | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	(10)	(10)
Depreciation charge	(8)	(5)
Disposals	3	5
Ending Balance	$ (15)	$ (10)